Obligations under Capital Leases and other Obligations (Details Textual) (CAD) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended		15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Interest Expense, Lessee, Assets under Capital Lease			222	147	179
Repayment of obligations under capital leases	72	57	961	778	156
Imputed Interest Percentage			19.80%	19.80%	0.00%
Capital Leases, Balance Sheet, Assets by Major Class, Net	1,863	1,258	1,863	1,258